Cover	Sep. 07, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2023
Entity File Number	001-40681
Entity Registrant Name	Worksport, LTD
Entity Central Index Key	0001096275
Entity Tax Identification Number	35-2696895
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2500 N America Dr
Entity Address, City or Town	West Seneca
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14224
City Area Code	888
Local Phone Number	554-8789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common
Title of 12(b) Security	Common
Trading Symbol	WKSP
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	WKSPW
Security Exchange Name	NASDAQ